Subsequent Events (Unaudited) (FY) (Details) $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) MW shares	Mar. 31, 2025 USD ($) MW shares	Mar. 31, 2025 USD ($) MW shares	Jun. 30, 2025 USD ($) MW shares	Dec. 31, 2024 USD ($) shares	Aug. 12, 2025 USD ($)	Feb. 28, 2025 USD ($) MW	Jan. 31, 2025 USD ($)	Aug. 31, 2024 MW	Dec. 31, 2023 USD ($)
Subsequent Event [Line Items]
Issuance of common stock for contract incentive			$ 350,000
Lease liability				$ 3,447,472	$ 2,602,016					$ 472,442
Electrical power access | MW				135					50
Lease not yet commenced term					17 years
Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Shares granted (in shares) | shares				13,188,000	15,733,000
Unrecognized compensation costs				$ 1,100,000
2025 Plan | Stock Options
Subsequent Event [Line Items]
Shares reserved for future issuance (in shares) | shares	50,000,000	50,000,000	50,000,000
2025 Employee Stock Purchase Plan | Employee Stock
Subsequent Event [Line Items]
Number of shares authorized (in shares) | shares				10,000,000,000,000
Single Site, Data Center
Subsequent Event [Line Items]
Electrical power access | MW				133
Lease not yet commenced term				15 years
Single Site, Data Center | Minimum
Subsequent Event [Line Items]
Lease not yet commenced, liability				$ 3,800,000
Single Site, Data Center | Maximum
Subsequent Event [Line Items]
Lease not yet commenced, liability				4,800,000
OEM Financing Arrangements
Subsequent Event [Line Items]
Principal amount				$ 2,200,000	$ 1,300,000
OEM Financing Arrangements | Minimum
Subsequent Event [Line Items]
Term				2 years	2 years
OEM Financing Arrangements | Maximum
Subsequent Event [Line Items]
Term				3 years	3 years
Common Class A
Subsequent Event [Line Items]
Issuance of common stock for contract incentive	$ 350,000			$ 350,000
OpenAI OpCo, LLC
Subsequent Event [Line Items]
Contract with customer, asset				$ 11,900,000
Subsequent Event
Subsequent Event [Line Items]
Lease liability	$ 3,400,000	$ 3,400,000	$ 3,400,000			$ 11,900,000	$ 1,700,000
Term of contract	15 years	15 years	15 years				13 years
Electrical power access | MW							70
Subsequent Event | Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Shares granted (in shares) | shares			8,753,320
Unrecognized compensation costs	$ 450,000	$ 450,000	$ 450,000
Subsequent Event | 2025 Plan | Stock Options
Subsequent Event [Line Items]
Shares reserved for future issuance (in shares) | shares	50,000,000	50,000,000	50,000,000
Subsequent Event | 2025 Employee Stock Purchase Plan | Employee Stock
Subsequent Event [Line Items]
Number of shares authorized (in shares) | shares	10,000,000	10,000,000	10,000,000
Subsequent Event | Additional Space
Subsequent Event [Line Items]
Lease liability	$ 497,000	$ 497,000	$ 497,000
Term of contract	12 years	12 years	12 years
Subsequent Event | Single Site, Data Center
Subsequent Event [Line Items]
Electrical power access | MW	133	133	133
Lease not yet commenced term	15 years	15 years	15 years
Subsequent Event | Single Site, Data Center | Minimum
Subsequent Event [Line Items]
Lease not yet commenced, liability	$ 3,800,000	$ 3,800,000	$ 3,800,000
Subsequent Event | Single Site, Data Center | Maximum
Subsequent Event [Line Items]
Lease not yet commenced, liability	4,800,000	$ 4,800,000	4,800,000
Subsequent Event | Base Rate
Subsequent Event [Line Items]
Floor interest rate		1.00%
Subsequent Event | OEM Financing Arrangements
Subsequent Event [Line Items]
Principal amount	$ 41,000	$ 41,000	$ 41,000					$ 160,000
Term	2 years	2 years	2 years
Subsequent Event | Line of Credit | 2025 Term Loan Facility | Base Rate
Subsequent Event [Line Items]
Basis spread on variable rate		0.75%
Subsequent Event | Line of Credit | 2025 Term Loan Facility | Overnight Bank Funding Rate
Subsequent Event [Line Items]
Basis spread on variable rate		0.50%
Subsequent Event | Line of Credit | 2025 Term Loan Facility | Secured Overnight Financing Rate (SOFR)
Subsequent Event [Line Items]
Basis spread on variable rate		1.00%
Term of variable rate		1 month
Subsequent Event | Line of Credit | 2025 Term Loan Facility | Unsecured Debt
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 300,000	$ 300,000	$ 300,000
Borrowings		$ 0
Maturity date		Dec. 16, 2025
Fee payable to lenders		2.25%
Subsequent Event | Line of Credit | 2025 Term Loan Facility | Term Benchmark Loan | Secured Overnight Financing Rate (SOFR)
Subsequent Event [Line Items]
Basis spread on variable rate		1.75%
Floor interest rate		0.00%
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Issuance of common stock for contract incentive		$ 350,000
Subsequent Event | OpenAI OpCo, LLC
Subsequent Event [Line Items]
Contract with customer, asset	$ 11,900,000	$ 11,900,000	$ 11,900,000